Income Taxes (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 72,156	$ 81,188
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 84,200	$ 81,000
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2026	2026
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2039	2038
ARGENTINA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 42,500	$ 11,900
ARGENTINA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2020	2019
ARGENTINA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2024	2023
MEXICO
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 369	$ 349
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2029	2028
PERU
Income Taxes [line items]
Year of Expiry	2021	2021
Unused tax losses for which no deferred tax asset recognised	$ 70	$ 238